Subsequent events - (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended
	Jun. 17, 2026	Mar. 18, 2026	Mar. 13, 2026	Aug. 31, 2023	Dec. 31, 2025
Subsequent events
Repurchase of shares				$ 100.0
Repurchase period				12 months
Amount of cancelled treasury stock					$ 24.5
Subsequent event
Subsequent events
Repurchase of shares		$ 50.0
Repurchase period		24 months
Subsequent event | S 2026 Dividends
Subsequent events
Dividend Declared date			Mar. 13, 2026
Dividends payable, Record date	Jun. 17, 2026
Cash dividends	$ 31.0
Dividend payment date	Jun. 30, 2026
Subsequent event | Ordinary Shares | S 2026 Dividends
Subsequent events
Dividend declared per share	$ 0.135
Subsequent event | American Depository Shares | S 2026 Dividends
Subsequent events
Dividend declared per share	$ 0.135